                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                  Supplement dated September 29, 2004 to the
                        Prospectus dated July 30, 2004

The Prospectus is changed as follows:

1.   The  following  new section is added to the end of the section  captioned
"MANAGEMENT  OF THE FUND,"  immediately  following the paragraph  titled "FUND
EXPENSES" on page 32:

PENDING  LITIGATION.  Six law suits have been filed as putative derivative and class actions against the Fund's investment Adviser,  Distributor and Transfer
Agent,  some of the  Oppenheimer  funds and  Directors  or Trustees of some of those  funds,  excluding  the Fund.  The  complaints  allege  that the Adviser charged  excessive  fees for  distribution  and other costs,  improperly  used assets of the funds in the form of directed  brokerage  commissions  and 12b-1 fees to pay  brokers  to promote  sales of  Oppenheimer  funds,  and failed to properly  disclose the use of fund assets to make those  payments in violation of the  Investment  Company Act and the  Investment  Advisers Act of 1940. The
complaints  further allege that by permitting  and/or  participating  in those actions,  the defendant  Directors  breached  their  fiduciary  duties to fund shareholders  under the  Investment  Company Act and at common law.  Those law suits were filed on August 31, 2004,  September 3, 2004,  September  14, 2004,
September 14, 2004,  September 21, 2004 and September 22, 2004,  respectively, in the U. S.  District  Court  for the  Southern  District  of New  York.  The
complaints seek unspecified  compensatory and punitive damages,  rescission of the funds'  investment  advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser  and the  Distributor  believe the claims  asserted in these law suits to be without merit, and intend to defend the suits vigorously.  The
Adviser  and the  Distributor  do not  believe  that the  pending  actions are likely to have a material  adverse  affect on the Fund or on their  ability to perform their respective  investment advisory or distribution  agreements with the Fund.

September 29, 2004                                            PS0371.005